Consolidated Statements of Cash Flow	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
OPERATING ACTIVITIES
Income (loss) for the year	$ (14,064,226)	$ 29,611,996	$ (10,083,491)
Items not involving cash:
Depreciation of property and equipment	612,837	865,599	986,932
Stock-based compensation expense	903,005	982,290	633,449
Unrealized foreign exchange (gains) losses	(18,119)	29,292	(20,331)
Warrant issuance costs		47,030	80,937
Change in fair value of warrant liability	3,530,314	3,821,635	(579,474)
Fair value of warrants issued in conjunction with debt facility			35,414
Net change in non-cash operating items:
Accounts receivable	888,929	(189,707)	2,397,321
Accrued revenue	2,008,215	(2,187,580)	621,552
Deferred expenses	230,602	360,720	(226,999)
Investment tax credits receivable	(30,963)	322,845	71,336
Inventory			148,214
Prepaid expenses and other assets	(776,012)	97,272	(107,504)
Accounts payable and accrued liabilities	129,997	(197,265)	(2,142,976)
Deferred revenue	(153,138)	(655,344)	354,662
Net cash (used in) operating activities	(6,738,559)	32,908,783	(7,830,958)
INVESTING ACTIVITIES
Proceeds from sale of property and equipment		2,503
Acquisition of property and equipment	(725,100)	(14,900)	(60,378)
Net cash used in investing activities	(725,100)	(12,397)	(60,378)
FINANCING ACTIVITIES
Proceeds from issuance of common shares and warrants, net of issuance costs	32,038,317	3,843,996	4,598,862
Issuance of common shares pursuant to exercise of options	389,320	71,091	10,786
Issuance of common shares pursuant to exercise of warrants	288,824	632,282
Net cash provided by financing activities	32,716,461	4,547,369	4,609,648
Effect of foreign exchange rate changes on cash & cash equivalents	(3,560,395)	549,610	(100,232)
Increase (decrease) in cash and cash equivalents	21,692,407	37,993,365	(3,381,920)
Cash and cash equivalents, beginning of year	47,024,124	9,030,759	12,412,678
Cash and cash equivalents, end of year	68,716,531	47,024,124	9,030,759
Supplemental cash flow information
Fair value of warrants exercised on a cashless basis	1,404,349	210,680
Investment tax credits received	9,875	322,720	103,664
Fair value of warrants issued in conjunction with public offering		850,907	751,505
Fair value of warrants issued in conjunction with debt facility			$ 35,414